Commitments And Contingencies (Tables)	12 Months Ended
Jan. 02, 2016
Commitments And Contingencies [Abstract]
Schedule Of Minimum Rental Payments For Operating Leases

Year ending
2016	$ 10,552
2017	9,263
2018	6,481
2019	2,684
2020	987
Thereafter	-
$ 29,967